GOODWILL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Goodwill [Line Items]
Goodwill, beginning balance	$ 12,692	$ 11,850
Acquisition of ESC BAZ	255
Impairment of goodwill (See Note 2k.)	(979)
Foreign currency translation adjustments	(848)	842
Goodwill, ending balance	11,120	12,692
Video and Cyber security [Member]
Goodwill [Line Items]
Goodwill, beginning balance	9,222	8,545
Acquisition of ESC BAZ
Impairment of goodwill (See Note 2k.)	(979)
Foreign currency translation adjustments	(727)	677
Goodwill, ending balance	7,516	9,222
Products [Member]
Goodwill [Line Items]
Goodwill, beginning balance	3,470	3,305
Acquisition of ESC BAZ
Impairment of goodwill (See Note 2k.)
Foreign currency translation adjustments	(105)	165
Goodwill, ending balance	3,365	3,470
Projects [Member]
Goodwill [Line Items]
Goodwill, beginning balance
Acquisition of ESC BAZ	255
Impairment of goodwill (See Note 2k.)
Foreign currency translation adjustments	(16)
Goodwill, ending balance	$ 239